Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 20,016,146
Amortization	$ 26,596	516,342	$ 403,295	$ 478,988
Balance at the end of the year	$ 1,546,537	30,024,934	20,016,146
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,377,010
Balance at the end of the year		1,636,279	1,377,010
Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		7,104,671	6,654,405
Additions		1,040,234	436,235
Disposals			(35,885)
Effects of foreign exchange		(139,208)	49,916
Balance at the end of the year		8,005,697	7,104,671	6,654,405
Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(5,727,661)	(5,313,781)
Additions		(195,948)
Disposals			32,561
Amortization		(516,342)	(403,295)
Effects of foreign exchange		70,533	(43,146)
Balance at the end of the year		(6,369,418)	(5,727,661)	(5,313,781)
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		308,508
Balance at the end of the year		$ 628,401	$ 308,508
Licenses | Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	1	1	1
Licenses | Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	3 years	3 years	3 years
Licenses | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 5,258,823	$ 4,885,305
Additions		1,016,283	416,070
Disposals			(35,885)
Effects of foreign exchange		(33,617)	(6,667)
Balance at the end of the year		6,241,489	5,258,823	4,885,305
Licenses | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(4,950,315)	(4,592,114)
Additions		(195,948)
Disposals			32,561
Amortization		(492,311)	(371,115)
Effects of foreign exchange		25,486	(19,647)
Balance at the end of the year		(5,613,088)	(4,950,315)	(4,592,114)
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,068,502
Balance at the end of the year		$ 1,007,878	$ 1,068,502
Useful lives	36 years	36 years	36 years
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 1,845,848	$ 1,769,100
Additions		23,951	20,165
Disposals			0
Effects of foreign exchange		(105,591)	56,583
Balance at the end of the year		1,764,208	1,845,848	1,769,100
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(777,346)	(721,667)
Additions		0
Disposals			0
Amortization		(24,031)	(32,180)
Effects of foreign exchange		45,047	(23,499)
Balance at the end of the year		$ (756,330)	$ (777,346)	$ (721,667)